Annual Fund Operating Expenses - Transamerica BlackRock Global Real Estate Securities VP	May 01, 2021
Initial
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.82%
Service
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual fund operating expenses	1.06%